UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 2001
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   1845 Walnut Street
           Suite 875
           Philadelphia, PA  19103

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     215-569-0079
Signature, Place, and Date of Signing:

   William M. Shettle     Philadelphia, Pennsylvania   February 19, 2002


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   49

Form 13F Information Table Value Total:   $61271



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PIMCO Short Term Fund, Cl. A   MFUND            693391211      103 10267.736SH       SOLE                10267.736
AOL Time Warner Inc.           COM              00184A105     1349    42030 SH       SOLE                    42030
American Home Products         COM              026609107     2850    46446 SH       SOLE                    46446
American Intl. Group           COM              026874107     2027    25533 SH       SOLE                    25533
Ascential Software Corp.       COM              04362P108       76    18860 SH       SOLE                    18860
Bank of America Corp.          COM              06605F102      219     3484 SH       SOLE                     3484
Bristol-Myers-Squibb           COM              110122108      358     7013 SH       SOLE                     7013
ChevronTexaco Corp.            COM              166764100     1460    16290 SH       SOLE                    16290
Citigroup, Inc.                COM              172967101     1458    28874 SH       SOLE                    28874
Colgate-Palmolive Co           COM              194162103      228     3950 SH       SOLE                     3950
Comerica Inc.                  COM              200340107     1735    30275 SH       SOLE                    30275
Convergys Corp.                COM              212485106     1232    32870 SH       SOLE                    32870
DST Systems                    COM              233326107     1906    38241 SH       SOLE                    38241
DuPont (E.I.)                  COM              263534109     2020    47513 SH       SOLE                    47513
El Paso Corp.                  COM              28336L109     1315    29471 SH       SOLE                    29471
Electronic Data Systems        COM              285661104     1887    27530 SH       SOLE                    27530
Eli Lilly                      COM              532457108     1255    15978 SH       SOLE                    15978
Exelon Corporation             COM              30161N101     1172    24483 SH       SOLE                    24483
Exxon Mobil Corporation        COM              30231G102     1712    43566 SH       SOLE                    43566
Fairchild Corp.                COM              303698104       32    11120 SH       SOLE                    11120
First Data Corp.               COM              319963104     1294    16500 SH       SOLE                    16500
FleetBoston Financial Corp.    COM              339030108     1599    43810 SH       SOLE                    43810
General Electric               COM              369604103     1760    43902 SH       SOLE                    43902
Hewlett-Packard                COM              428236103      720    35030 SH       SOLE                    35030
Honeywell Intl.                COM              438516106     1399    41353 SH       SOLE                    41353
Int'l Business Mach Corp       COM              459200101     1812    14983 SH       SOLE                    14983
Intel Corp.                    COM              458140100      234     7430 SH       SOLE                     7430
J P Morgan Chase & Co.         COM              46625H100     1030    28327 SH       SOLE                    28327
Johnson & Johnson              COM              478160104     1626    27513 SH       SOLE                    27513
Liberty Media Corp. 'A'        COM              530718105      984    70308 SH       SOLE                    70308
MGIC Investment Corp           COM              552848103     1565    25360 SH       SOLE                    25360
Mellon Financial Corp.         COM              58551A108     1966    52249 SH       SOLE                    52249
Merck & Co. Inc.               COM              589331107      241     4100 SH       SOLE                     4100
Minnesota Mining & Mfg.        COM              604059105     2329    19700 SH       SOLE                    19700
Oracle Corp.                   COM              68389X105     1103    79870 SH       SOLE                    79870
PepsiCo Inc.                   COM              713448108     1809    37148 SH       SOLE                    37148
Pfizer Inc.                    COM              717081103     1815    45551 SH       SOLE                    45551
Pharmacia Corporation          COM              71713U102     1210    28365 SH       SOLE                    28365
Philip Morris Cos. Inc.        COM              718154107      296     6459 SH       SOLE                     6459
Proctor & Gamble               COM              742718109      364     4600 SH       SOLE                     4600
SBC Communications             COM              78387G103     1595    40712 SH       SOLE                    40712
Sun Microsystems               COM              866810104      706    57390 SH       SOLE                    57390
Tyco International             COM              902124106     1554    26380 SH       SOLE                    26380
United Technologies            COM              913017109     1924    29763 SH       SOLE                    29763
Verizon Communications         COM              92343V104      237     5003 SH       SOLE                     5003
Wal-Mart Stores                COM              931142103     1753    30460 SH       SOLE                    30460
Washington Mutual              COM              939322103     1424    43540 SH       SOLE                    43540
Williams Cos., Inc.            COM              969457100     1235    48410 SH       SOLE                    48410
WorldCom, Inc.-WorldCom Group  COM              98157D106     1294    91890 SH       SOLE                    91890